[Graphic Omitted]

REPUBLIC

NEW YORK TAX-FREE

  MONEY MARKET

         FUND

ANNUAL REPORT

OCTOBER 31, 1998

PRESIDENT'S MESSAGE

                                                               December 1998

Dear Shareholder:

    We are very pleased to present you with the annual report for the Republic New York Tax-Free Money Market Fund (the "Fund") for the year ended October 31, 1998.

    In this report we have provided you with a commentary from the Fund's Investment Adviser, Republic National Bank of New York. We hope you find this commentary informative and as always we would be delighted to hear from you to answer any questions you might have or provide you with additional information.

    Financial statements, including portfolio holdings for the Republic New York Tax-Free Money Market Fund for the fiscal year ended October 31, 1998 also follow. We look forward to servicing your financial needs and appreciate your continued support.

                                      Respectfully submitted,

                                  /s/ Walter B. Grimm

                                      Walter B. Grimm
                                      President

REPUBLIC NEW YORK TAX FREE MONEY MARKET FUND
ANNUAL REPORT -- OCTOBER 31, 1998

TABLE OF CONTENTS
                                                                            PAGE

President's Message ....................................................     1
Commentary from the Investment Adviser .................................     3
Statement of Net Assets ................................................     4
Statement of Operations ................................................     8
Statements of Changes in Net Assets ....................................     9
Notes to Financial Statements ..........................................    10
Financial Highlights ...................................................    14
Report of KPMG Peat Marwick LLP, Independent Auditors ..................    17

COMMENTARY FROM THE INVESTMENT ADVISER --
REPUBLIC NATIONAL BANK OF NEW YORK

    We are pleased to present you with the annual report for the Republic New York Tax-Free Money Market Fund for the fiscal year ended October 31, 1998.

    The close of the fiscal year was characterized by an unprecedented flight to quality as nervous investors, foreign as well as domestic, sought a safe haven from a simultaneous sell-off in global equity markets. As a result long term U.S. Treasury rates hit record lows (4.96%) for the 30-year bond during that period. In light of declining expectations for the domestic economy, the Federal Open Market Committee took an active stance and cut the federal funds rate by 25 basis points in September. Investors, expecting a greater easing, deemed this cut as a compromise between inflationary fears and conditions in financial markets. Subsequently, the Fed surprised the markets by cutting the federal funds rate, as well as the discount rate, by an additional 25 basis points between meetings of the Federal Open Market Committee in October.

    The Republic New York Tax-Free Money Market Fund returned 2.95%(1) for Class A (Investor Shares), for the twelve months ended October 31, 1998, compared to 2.95% for the Lipper NY Money Market Fund Average.(2) For the period from inception (November 17, 1994) to October 31, 1998 the Fund outperformed the average annual return for the Lipper NY Money Market Fund Average, returning 3.11%(3) (Class A) versus 3.06%.

    Prices for high grade municipal notes rose substantially during the last quarter of the fiscal year. Yields on one-year notes went from an average of 3.50% in June 1998 to 3.00% in October 1998. Even with the dramatic drop in yields, there was still strong demand for municipal notes, and it was difficult to buy these types of securities at a reasonable level. As a result, the fund's average maturity has been shortened, and the percentages in floating rate securities and commercial paper were increased. Money Market Funds usually experience large outflows at year-end and at that point, more municipal notes should become available at more attractive levels. As of October 31, 1998, the fund's average maturity was 50 days and the portfolio consisted of 49% Floating Rate Demand Notes, 33% Tax Exempt Commercial Paper, 16% Fixed Rate Notes and 2% Cash & Cash Equivalents.(4) The Fund's annualized compounded 7-day yield through October 31 was 2.63%(5) for Class A, 1.94% for Class B Shares and 2.88% for Class Y.

(1) Total return for Class B Shares for the period from April 29, 1998 to October 31, 1998 and Class Y (Adviser Shares) for the fiscal year ended October 31, 1998 is 1.24% and 3.21%, respectively.

(2) The Lipper NY Money Market Fund Average measures the performance of funds which invest principally in municipal obligation of New York state with dollar-weighted average maturities of less than 90 days.

(3) The average annual return for the Class B Shares for the period from inception of the Fund (November 17, 1994) to October 31, 1998 is 2.93%. This represents the average annual return for Class A Shares for the period from November 17, 1994 to April 28, 1998 plus the average annual return for the Class B Shares for the period April 29, 1998 to October 31, 1998.
    The average annual return for the Class Y (Adviser Shares) for the period from inception of the Fund (November 17, 1994) to October 31, 1998 is 3.26%. This represents the average annual return for Class A Shares for the period from November 17, 1994 to June 30, 1996 plus the average annual return for the Class Y Shares for the period July 1, 1996 to October 31, 1998.

(4) Portfolio composition is subject to change.

(5) Past performance is not predictive of future performance as yields on money market funds fluctuate daily. Some of the fees of the Fund are currently being waived, resulting in higher yields than would occur if full fees were charged. If full fees had been charged, the 7 day yield for Class A Shares, Class B Shares and Class Y Shares would have been 2.55%, 1.86% and 2.80%, respectively, as of October 31, 1998.

An investment in the Fund is neither insured nor guaranteed by the FDIC or any other Government Agency. Although the Fund seeks to preserve the value of your investment at $1.00 it is possible to lose money by investing in this Fund.

    This material must be preceded or accompanied by a current prospectus.

REPUBLIC NEW YORK TAX FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS -- OCTOBER 31, 1998

PRINCIPAL                                                                 MOODY'S/            VALUE
 AMOUNT              DESCRIPTION                   RATE      MATURITY      S&P(b)            (NOTE 2)
 ------              -----------                   ----      --------      ------            --------
            NEW YORK TAX FREE NOTES AND COMMERCIAL PAPER -- 97.9% (a)
            NEW YORK TAX FREE MUNICIPAL NOTES -- 15.7%(a)
$2,880,000  Battery Park City Authority ....       7.70%    05/01/99       Aaa/AAA          $  2,976,754
 1,700,000  Chatauqua County, New York, GO .       4.00%    12/22/98       NR/SP1+             1,701,009
 1,000,000  Erie Cnty, New York, GO ........       4.00%    10/13/99       Mig1/NR             1,009,228
 3,000,000  Galway, CSD, New York, GO ......       4.00%    03/16/99        A2/NR              3,003,704
 3,000,000  Half Hollow Hills New York,
              CSD, GO ......................       3.90%    06/25/99       Mig1/NR             3,006,583
 1,500,000  Huntington, New York, UFSD .....       3.75%    06/29/99       Mig1/NR             1,502,314
 1,250,000  Manhasset, New York, UFSD ......       7.30%    01/01/99        Aa1/NR             1,257,753
 2,000,000  Nassau County, New York, GO ....       4.25%    05/18/99       Mig1/SP1            2,006,226
 3,350,000  Pearl River, New York, UFSD ....       3.90%    06/22/99        A1/NR              3,355,168
 2,000,000  Smithtown, New York, CSD, GO ...       3.90%    06/25/99       Mig1/NR             2,003,757
 2,000,000  Suffolk County, New York, GO ...       4.00%    09/09/99      Mig1/SP1+            2,010,776
 2,000,000  Westchester County, New York, GO       3.59%    12/29/98       Mig1/NR             2,000,059
                                                                                            ------------
            TOTAL NEW YORK TAX FREE MUNICIPAL NOTES ..................................        25,833,331
                                                                                            ------------
            NEW YORK TAX FREE COMMERCIAL PAPER -- 32.7%(a)
 3,000,000  Long Island Power Authority ....       2.95%    01/29/99      Vmig1/A1+            3,000,000
 3,000,000  Metropolitan Transport Authority       3.10%    01/15/99        P1/A1+             3,000,000
 1,915,000  Monroe County, New York ........       3.40%    11/25/98        P1/A1+             1,915,000
 2,000,000  Monroe County, New York ........       3.30%    11/25/98        P1/A1+             2,000,000
 2,000,000  New York City, GO ..............       3.30%    11/10/98        P1/A1+             2,000,000
 2,500,000  New York City, GO ..............       3.35%    12/11/98        P1/A1+             2,500,000
 2,200,000  New York City, Municipal Water
              Authority ....................       3.60%    11/05/98        P1/A1+             2,200,000
 4,000,000  New York City, Municipal Water
              Authority ....................       3.25%    01/21/99        P1/A1+             4,000,000
 3,000,000  New York State, Dormitory
              Authority, Columbia
              University ...................       3.20%    01/22/99        P1/A1+             3,000,000
 1,000,000  New York State, Dormitory
              Authority, Memorial Sloan
              Kettering Hospital ...........       3.30%    12/04/98      Vmig1/A1+            1,000,000
 3,000,000  New York State, Dormitory
              Authority, Memorial Sloan
              Kettering Hospital ...........       3.10%    01/22/99      Vmig1/A1+            3,000,000
 1,800,000  New York State, Dormitory
              Authority, Memorial Sloan
              Kettering Hospital ...........       2.90%    02/12/99      Vmig1/A1+            1,800,000
 5,100,000  New York State, Environmental
              Authority ....................       3.10%    11/03/98        P1/A1+             5,100,000
 3,000,000  New York State, Environmental
              Authority ....................       3.30%    11/04/98        P1/A1+             3,000,000
 3,000,000  New York State, GO .............       3.25%    11/10/98       Vmig1/P1            3,000,000
 3,000,000  New York State, GO .............       2.95%    01/22/99       Vmig1/P1            3,000,000
 2,350,000  New York State, GO .............       3.25%    02/11/99       Vmig1/P1            2,350,000
 3,000,000  New York State, Power Authority        3.40%    11/19/98        P1/A1              3,000,000
 1,000,000  New York State, Power Authority        3.45%    12/09/98        P1/A1              1,000,000
 1,785,000  Port Authority of New York and
              New Jersey, SO                       3.30%    12/04/98        P1/A1+             1,785,000
 2,000,000  Westchester County Health ......       3.40%    11/13/98        P1/A1+             2,000,000
                                                                                            ------------
            TOTAL NEW YORK TAX FREE COMMERCIAL PAPER .................................        53,650,000
                                                                                            ------------
            VARIABLE RATE DEMAND NOTES(c) -- 49.5%(a)
 5,500,000  Babylon, New York, IDA .........       3.65%    12/01/24      Vmig1/A1+            5,500,000
 2,000,000  Babylon, New York, IDA .........       2.75%    01/01/19        NR/A1+             2,000,000
   100,000  Dutchess County, New York ......       3.25%    10/01/15        NR/NR                100,000
 1,000,000  Hempstead, New York, IDA, Nassau
              Energy .......................       3.05%    09/15/15        NR/A1+             1,000,000
 1,200,000  Long Island Power Authority ....       3.60%    05/01/33      Vmig1/A1+            1,200,000
 3,000,000  Long Island Power Authority ....       3.00%    05/01/33      Vmig1/A1+            3,000,000
 6,500,000  Municipal Assistance Corporation       2.70%    07/01/08      Vmig1/A1+            6,500,000
 2,200,000  Nassau County, New York, Cold
              Spring Harbour, Laboratory
              Project ......................       3.70%    07/01/19        NR/A1+             2,200,000
 1,000,000  Nassau County, New York,
              Winthrop Hospital ............       3.70%    03/01/28        NR/A1+             1,000,000
 1,850,000  New York City, GO ..............       3.70%    08/15/05      Vmig1/A1+            1,850,000
 2,000,000  New York City, GO ..............       3.70%    08/01/15      Vmig1/A1+            2,000,000
 2,000,000  New York City, GO ..............       3.00%    02/15/16      Vmig1/A1+            2,000,000
 2,000,000  New York City, GO ..............       3.60%    08/15/22      Vmig1/A1+            2,000,000
 2,000,000  New York City, Housing
              Development Authority                2.80%    02/01/07        NR/A1+             2,000,000
 2,000,000  New York City, Health and
              Hospital Corporation                 2.80%    02/15/26      Vmig1/A1+            2,000,000
 3,000,000  New York City, IDA .............       3.40%    11/01/24      Vmig1/A1+            3,000,000
   800,000  New York City, Municipal Water
              Authority ....................       3.70%    06/15/22      Vmig1/A1+              800,000
 2,900,000  New York City, Municipal Water
              Authority ....................       3.70%    06/15/25      Vmig1/A1+            2,900,000
 2,800,000  New York City, Trust Cultural
              Revenue, Museum of
              Broadcasting, LOC Kredit Bank        2.80%    05/01/14      Vmig1/A1+            2,800,000
 2,000,000  New York State, Energy, Niagra
              Mohawk .......................       3.70%    12/01/25        Aa2/NR             2,000,000
 3,000,000  New York State, Energy, Hudson .       2.80%    11/01/20        P1/NR              3,000,000
 2,000,000  New York State, Energy, Brooklyn       3.05%    12/01/20      Vmig1/A1+            2,000,000
 3,000,000  New York State, Energy, Niagara
              Mohawk .......................       3.70%    12/01/25        Aa2/NR             3,000,000
 1,100,000  New York State, Energy, Niagara
              Mohawk .......................       3.70%    03/01/27        P1/NR              1,100,000
 4,400,000  New York State, Energy, Research
              and Development ..............       3.60%    06/01/29      Vmig1/A1+            4,400,000
 5,000,000  New York State, Housing Finance
              Authority ....................       2.85%    03/15/08      Vmig1/A1+            5,000,000
 2,000,000  New York State, Housing Finance
              Authority ....................       2.75%    05/15/15      Vmig1/A1+            2,000,000
 2,900,000  New York State, Local Government
              Assistance ...................       2.95%    04/01/25      Vmig1/A1+            2,900,000
 2,545,000  New York State, Power Authority        3.45%    03/01/99       Vmig1/A1            2,545,000
   600,000  Port Authority of New York and
              New Jersey, SO ...............       3.70%    08/01/24      Vmig1/A1+              600,000
 1,000,000  Suffolk County, New York, IDA ..       3.05%    12/01/12       Vmig1/NR            1,000,000
 3,000,000  Suffolk County, New York, Water
              Authority ....................       2.80%    02/08/01       Vmig1/NR            3,000,000
 5,000,000  Triborough Bridge and Tunnel
              Authority, New York ..........       3.50%    01/01/24      Vmig1/A1+            5,000,000
                                                                                            ------------
            TOTAL VARIABLE RATE DEMAND NOTES .........................................      $ 81,395,000
                                                                                            ------------
            TOTAL NEW YORK TAX FREE BONDS, NOTES AND
              COMMERCIAL PAPER .......................................................       160,878,331
                                                                                            ------------

      SHARES         OTHER MUNICIPAL -- 1.9% (a)
      ------
                     MUTUAL FUNDS
          3,189,000  Provident New York Tax Free Money Market Fund ....................        3,189,000
                                                                                            ------------

TOTAL INVESTMENTS AT AMORTIZED COST }D{ ...............................................      164,067,331
CASH ..................................................................................              305
INTEREST RECEIVABLE ...................................................................          856,267
DEFERRED ORGANIZATION EXPENSE .........................................................            6,800
DIVIDENDS PAYABLE .....................................................................         (347,441)
SHAREHOLDER SERVICES FEES PAYABLE .....................................................          (83,031)
INVESTMENT ADVISORY FEES PAYABLE ......................................................          (57,809)
PROFESSIONAL FEES PAYABLE .............................................................          (44,949)
ADMINISTRATION FEE PAYABLE ............................................................          (34,170)
REGISTRATION AND FILING FEES PAYABLE ..................................................           (7,826)
OTHER LIABILITIES IN EXCESS OF ASSETS .................................................           (4,102)
                                                                                            ------------
NET ASSETS ............................................................................     $164,351,375
                                                                                            ============
Represented by:
  Paid-in capital .....................................................................     $164,362,981
  Undistributed net investment income .................................................           19,053
  Accumulated net realized losses on investments ......................................          (30,659)
                                                                                            ------------
NET ASSETS ............................................................................     $164,351,375
                                                                                            ============

REPUBLIC NEW YORK TAX-FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS -- OCTOBER 31, 1998 (CONTINUED)

                                                                                               VALUE
                                                                                              (NOTE 2)
                                                                                              --------
NET ASSETS:
Class A (Investor Shares) - Applicable to 153,602,074 shares of beneficial interest
  outstanding .........................................................................     $153,592,044
Class B - Applicable to 10 shares of beneficial interest outstanding ..................               10
Class Y (Adviser Shares) - Applicable to 10,760,898 shares of beneficial interest
  outstanding .........................................................................       10,759,321
                                                                                            ------------
Net Assets ............................................................................     $164,351,375
                                                                                            ============

Net Asset Value, Offering Price and Redemption Price Per Share
  (Class A (Investor Shares), Class B Shares and Class Y (Adviser Shares)) ............            $1.00
                                                                                                   =====

(a) Percentages indicated are based on net assets.
(b) The Moody's or Standard & Poor's rating indicated are believed to be the most recent ratings available at October 31, 1998 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at October 31, 1998. These ratings are unaudited.
(c) Interest rates reset daily or weekly. Interest rate disclosed represents current rate at October 31,
    1998.
(d) For Federal income tax purposes, the cost of securities owned at October 31, 1998 was substantially the same as the cost of securities for financial statement purposes.

CSD     --  Central School District
GO      --  General Obligations
IDA     --  Industrial Development Agency
LOC     --  Letter of Credit
N/R     --  Not rated
SO      --  Special Obligation
UFSD    --  Union Free School District

                                    See notes to financial statements

REPUBLIC NEW YORK TAX-FREE MONEY MARKET FUND
STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED OCTOBER 31, 1998

INVESTMENT INCOME:
  Interest income ............................................       $5,049,611
                                                                     ----------

EXPENSES:
  Shareholder service fees -- (Class A and Class B)  $ 316,450
  Advisory fees ....................................   217,204
  Administrative service fees ......................   144,706
  Custodian fees and expenses ......................    48,817
  Fund accounting fees .............................    44,828
  Transfer agent fees ..............................    29,842
  Legal fees .......................................    25,192
  Audit fees .......................................    16,154
  Registration fees ................................    15,980
  Reports to shareholders ..........................     8,424
  Insurance expense ................................     3,300
  Trustees fees ....................................     2,198
  Other expenses ...................................    35,148
                                                     ---------
      Total expenses ...............................   908,243
  Voluntary fee reductions .........................  (116,131)
                                                     ---------
      Total net expenses ......................................         792,112
                                                                     ----------
NET INVESTMENT INCOME .........................................       4,257,499
                                                                     ----------
REALIZED LOSSES ON INVESTMENTS:
  Net realized losses on investment transactions ..............          (1,486)
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...........      $4,256,013
                                                                     ==========

                      See notes to financial statements

REPUBLIC NEW YORK TAX-FREE MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                          FOR THE YEAR ENDED OCTOBER 31,
                                                         ------------------------------------
                                                             1998                    1997
                                                         ------------            ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income ..........................         $  4,257,499            $  2,941,757
Net realized losses on investment transactions .               (1,486)                 (9,911)
                                                         ------------            ------------
Net Increase in net assets resulting from
  operations ...................................            4,256,013               2,931,846
                                                         ------------            ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
  Class A (Investor) Shares ....................           (3,680,864)             (2,637,696)
  Class B Shares(a) ............................                 (824)                     --
  Class Y (Adviser) Shares .....................             (575,811)               (304,270)
                                                         ------------            ------------
Net Decrease in net assets from shareholder
distributions ..................................           (4,257,499)             (2,941,966)
                                                         ------------            ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued ..................          881,805,614             456,818,399
  Dividends reinvested .........................            3,435,465               2,449,643
  Cost of shares redeemed ......................         (852,886,536)           (409,567,308)
                                                         ------------            ------------
Net Increase in net assets from capital share
  transactions .................................           32,354,543              49,700,734
                                                         ------------            ------------

NET INCREASE IN NET ASSETS .....................           32,353,057              49,690,614

NET ASSETS:

  Beginning of year ............................          131,998,318              82,307,704
                                                         ------------            ------------
  End of year (including distributions in excess
    of income of $0 and $209, respectively) ....         $164,351,375            $131,998,318
                                                         ============            ============

(a) The Fund commenced offering Class B Shares on April 29, 1998.

                              See notes to financial statements

REPUBLIC NEW YORK TAX-FREE MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 1998

1. ORGANIZATION: Republic New York Tax-Free Money Market Fund (the "Fund") is a separate series of Republic Funds (the "Trust"), a Massachusetts business trust organized on April 22, 1987, which as of October 31, 1998 consisted of seven funds, each of which has different and distinct investment objectives and policies. This report contains the financial statements for the Republic New York Tax-Free Money Market Fund only. Financial statements for the other six funds are published separately. The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company.

   The investment objective of the Fund is to provide its shareholders with liquidity and as high a level of current income exempt from federal, New York State and New York City personal income taxes as is consistent with the preservation of capital.

   The Fund is authorized to issue three classes of shares, Class A Shares ("Investor Shares"), Class B Shares and Class Y Shares ("Adviser Shares"). Prior to February 1, 1998, the Investor Shares were known as Class C Shares. Each class of shares in the Fund has identical rights and privileges except with respect to fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

   The Trust retains Republic National Bank of New York ("Republic") as Investment Adviser ("Adviser") and Custodian ("Custodian") and BISYS Funds Services, Inc., ("BISYS") as Administrator, Distributor and Sponsor ("Sponsor").

2. SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates.

   SECURITIES VALUATION:
   Investments of the Fund are valued at amortized cost, which approximates market value. Under the amortized cost method, discount or premium is accreted or amortized, respectively, on a constant ("straight-line") basis to the maturity of the security. In addition, the Fund may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such investment is subject to a demand or put feature, or (b) maintain a dollar-weighted average portfolio maturity which exceeds 90 days.

   SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are accounted for on the date the security is purchased or sold ("trade date"). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

   EXPENSE ALLOCATION:
   The Fund bears all costs of its operations other than expenses specifically assumed by the Adviser or Sponsor. Expenses directly attributable to a fund are charged to the fund. Expenses incurred by the Trust with respect to any two or more the Trust's seven funds are allocated in proportion to the net asset levels of each fund, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses are allocated to each class in proportion to their respective net asset levels except for expenses allocable exclusively to a particular class.

   FEDERAL INCOME TAXES:
   The Fund is a separate taxable entity for federal income tax purposes. The Fund has qualified and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended and to distribute substantially all of its taxable income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income are declared daily and paid monthly. Distributions from net capital gains, if any, are declared and paid at least annually by the Fund.

   REPURCHASE AGREEMENTS:
   The Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds' custodian, either physically or in book entry form.

   DEFERRED ORGANIZATION EXPENSES:
   The Fund incurred certain costs in connection with its organization. Such costs have been deferred and are being amortized by the Fund on a constant ("straight-line") basis over a five year period from the commencement of operations.

3. RELATED PARTY TRANSACTIONS:
   ADVISORY FEES:
   The Fund retains Republic to act as Investment Adviser. Republic is responsible for the investment management of the Fund's assets, including the responsibility for making investment decisions and placing orders for the purchase and sale of the Fund's investments directly with the issuers or with brokers or dealers selected by it in its discretion. Republic also furnishes to the Board of Trustees, which has overall responsibility for the business affairs of the Trust, periodic reports on the investment performance of the Fund. For its services as investment adviser, Republic receives from the Fund a fee, payable monthly, at the annual rate of 0.15% of average daily net assets. For the year ended October 31, 1998, the advisory fee was $217,204 of which $116,131 was voluntarily waived.

   ADMINISTRATION:
   The Fund retains BISYS to serve as Administrator, Distributor and Sponsor. BISYS provides management and administrative services necessary for the operation of the Fund, furnishes office space and facilities required for conducting the business of the Fund and pays the compensation of the Fund's officers. For those services, BISYS receives from the Fund a fee payable monthly at an annual rate of 0.10% of the first $1 billion of the Fund's average daily net assets; 0.08% of the next $1 billion of the Fund's average daily net assets; and 0.07% of such assets in excess of $2 billion. For the year ended October 31, 1998, the administration fees were $144,706.

   CUSTODY:
   The custody function was transferred to Republic National Bank of New York effective from December 1, 1997. For the year ended October 31, 1998 the custody fee was $48,817.

   DISTRIBUTION PLAN:
   The Trust has adopted a noncompensatory Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the Act. The Plan provides for a monthly payment by the Fund to the Sponsor for amounts representing actual expenses incurred by the Sponsor for marketing costs and services rendered in distributing the Funds shares at a rate not to exceed 0.25% and 0.75% of the average daily net assets of Class A and Class B Shares of the Fund, respectively.

   SHAREHOLDER SERVICING PLANS:
   The Trust has entered into a Shareholder Servicing agreement with its Shareholder Servicing Agents (which currently consists of Republic and its affiliates) for providing various shareholder services. The aggregate fees paid to the Distributor pursuant to the Distribution Plan and to Shareholder Servicing Agents pursuant to the Shareholder Servicing agreement historically have not exceeded 0.25% and 1.00% per annum of the Funds' average daily net assets of Class A shares and Class B shares, respectively. For the year ended October 31, 1998, the shareholder servicing fees were $316,062 and $388 for Class A and Class B shares, respectively.

4. CAPITAL SHARE TRANSACTIONS:
   All capital share transactions have been effected at a value of $1 per share. Transactions in dollars and shares of beneficial interest for the Fund were as follows:

                                                                                      YEAR ENDED OCTOBER 31, 1998
                                                                       -------------------------------------------------------
                                                                         CLASS A                                    CLASS Y
                                                                        (INVESTOR)               CLASS B            (ADVISER)
                                                                          SHARES                SHARES(a)            SHARES
                                                                         --------                --------           --------
Shares issued ..................................................        620,474,727               105,074          261,225,813
Shares reinvested ..............................................          3,329,003                    47              106,415
Shares redeemed ................................................       (593,534,570)             (105,111)        (259,246,855)
                                                                        -----------              --------          -----------
    Net increase ...............................................         30,269,160                    10            2,085,373
                                                                       ============              ========         ============

                                                                                               YEAR ENDED OCTOBER 31, 1997
                                                                                            ----------------------------------
                                                                                              CLASS A               CLASS Y
                                                                                             (INVESTOR)            (ADVISER)
                                                                                               SHARES               SHARES
                                                                                               --------            --------
Shares issued ......................................................................          285,607,214          171,211,185
Shares reinvested ..................................................................            2,398,796               50,847
Shares redeemed ....................................................................         (243,267,094)        (166,300,214)
                                                                                             ------------         ------------
    Net increase ...................................................................           44,738,916            4,961,818
                                                                                             ============         ============

(a) For the period from April 29, 1998 (date of initial offering) to October 31, 1998.

5. CONCENTRATION OF CREDIT RISK:
   The Fund invests primarily in debt obligations issued by the State of New York and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of New York specific municipal securities than are money market funds that are not concentrated in these issuers to the same extent.

6. YEAR 2000 (UNAUDITED):
   The services provided to the Fund by its various service providers depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Fund has been advised that its service providers have been working actively on necessary changes to their own computer systems to prepare for the year 2000 and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful, or that interaction with other non-complying computer systems will not impair their services at that time. In addition, no assurance can be given that the Fund's service providers have anticipated every step necessary to avoid any adverse effect on the Fund attributable to the Year 2000 problem.

7. FEDERAL TAX INFORMATION (UNAUDITED):
   The Fund paid 100% of net investment income dividends as exempt interest dividends.

   As of October 31, 1998, the Fund had capital loss carryovers available to offset future capital gains as follows:

       AMOUNT                            INCURRED                      EXPIRES
       ------                            --------                      -------
      $13,869                            10/31/95                     10/31/2003
        5,393                            10/31/96                     10/31/2004
        9,911                            10/31/97                     10/31/2005
        1,486                            10/31/98                     10/31/2006
      -------
      $30,659
      -------

REPUBLIC NEW YORK TAX-FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS -- CLASS A (INVESTOR) SHARES

                                                                                                                 FOR THE
                                                                                                                  PERIOD
                                                                                                               NOVEMBER 17,
                                                                                                                   1994
                                                                                                              (COMMENCEMENT
                                                       FOR THE YEAR ENDED OCTOBER 31,                        OF OFFERING) TO
                                            ----------------------------------------------------               OCTOBER 31,
                                              1998                  1997                  1996                     1995
                                            --------              --------              --------                 --------
NET ASSET VALUE PER SHARE,
  BEGINNING OF PERIOD..............          $  1.00               $  1.00               $  1.00                 $  1.00
                                             -------               -------               -------                 -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ...........            0.029                 0.030                 0.030                   0.033
  Net realized losses on investment
    transactions ..................            0.000*                0.000*                   --                      --
                                             -------               -------               -------                 -------
  Total income from investment
    operations ....................            0.029                 0.030                 0.030                   0.033
                                             -------               -------               -------                 -------
Less dividends:
  Dividends to shareholders from
    net investment income .........           (0.029)               (0.030)               (0.030)                 (0.033)
                                             -------               -------               -------                 -------
  Net asset value per share, end of
    period ........................          $  1.00               $  1.00               $  1.00                 $  1.00
                                             =======               =======               =======                 =======

TOTAL RETURN ......................            2.95%                 3.01%                 3.04%                   3.31%(c)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000's)       $153,592              $123,324               $78,594                 $52,652
  Ratio of expenses to average net
    assets ........................            0.58%                 0.60%                 0.54%                   0.41%(b)
  Ratio of net investment income to
    average net assets ............            2.90%                 2.98%                 2.97%                   3.45%(b)
  Ratio of expenses to average net
    assets(a) .....................            0.66%                 0.72%                 0.63%                   0.65%(b)
  Ratio of net investment income to
    average net assets(a) .........            2.82%                 2.86%                 2.88%                   3.20%(b)

----------
(a) During the year, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(b) Annualized.
(c) Not annualized.
  * Less than $0.001 per share.

                                             See notes to financial statements

REPUBLIC NEW YORK TAX-FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS -- CLASS B
                                                               CLASS B SHARES
                                                               ---------------
                                                               FOR THE PERIOD
                                                               APRIL 29, 1998
                                                                (COMMENCEMENT
                                                               OF OFFERING) TO
                                                                 OCTOBER 31,
                                                                    1998
                                                               ---------------
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD ...........         $  1.00
                                                                   -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ..................................           0.012
  Net realized losses on investment transactions .........           0.000*
                                                                   -------
  Total income from investment operations ................           0.000
                                                                   -------
Less dividends:
  Dividends to shareholders from net investment income ...          (0.012)
                                                                   -------
  Net asset value per share, end of period ...............         $  1.00
                                                                   =======
TOTAL RETURN .............................................           1.24%(c)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period ............................         $    10
  Ratio of expenses to average net assets ................           1.33%(b)
  Ratio of net investment income to average net assets ...           2.15%(b)
  Ratio of expenses to average net assets(a) .............           1.41%(b)
  Ratio of net investment income to average net assets(a)            2.07%(b)

----------
(a) During the year, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(b) Annualized.
(c) Not annualized.
  * Less than $0.001 per share.

                        See notes to financial statements

REPUBLIC NEW YORK TAX-FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS -- CLASS Y (ADVISER) SHARES

                                                                             ADVISER SHARES
                                                       ---------------------------------------------------------
                                                                                                     FOR THE
                                                                                                      PERIOD
                                                                                                   JULY 1, 1996
                                                             FOR THE YEAR ENDED                   (COMMENCEMENT
                                                                OCTOBER 31,                      OF OFFERING) TO
                                                       ------------------------------              OCTOBER 31,
                                                         1998                  1997                   1996
                                                       --------              --------               --------
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD          $  1.00               $  1.00                 $  1.00
                                                        -------               -------                 -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ......................            0.031                 0.032                   0.010
  Net realized losses on investment
    transactions .............................            0.000*                0.000*                     --
                                                        -------               -------                 -------
  Total income from investment operations ....            0.031                 0.032                   0.010
                                                        -------               -------                 -------
Less dividends:
  Dividends to shareholders from net
    investment income ........................           (0.031)               (0.032)                 (0.010)
                                                        -------               -------                 -------
  Net asset value per share, end of period ...          $  1.00               $  1.00                 $  1.00
                                                        =======               =======                 =======
TOTAL RETURN .................................            3.21%                 3.27%                   1.03%(c)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000's) ........          $10,759                $8,674                  $3,714
  Ratio of expenses to average net assets ....            0.33%                 0.35%                   0.35%(b)
  Ratio of net investment income to average
    net assets ...............................            3.15%                 3.23%                   3.12%(b)
  Ratio of expenses to average net assets(a) .            0.41%                 0.47%                   0.45%(b)
  Ratio of net investment income to average
    net assets(a) ............................            3.07%                 3.13%                   3.02%(b)

----------
(a) During the year, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(b) Annualized.
(c) Not annualized.
  * Less than $0.001 per share.

                                         See notes to financial statements

KPMG Peat Marwick LLP

INDEPENDENT AUDITORS' REPORT

The Board of Trustees
Republic Funds:

    We have audited the accompanying statement of net assets of Republic New York Tax-Free Money Market Fund (the "Fund"), as of October 31, 1998 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years or periods in the three-year period ended October 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for Class A (Investor) Shares for the period from November 17, 1994 (commencement of operations) to October 31, 1995 were audited by other auditors whose report thereon, dated December 8, 1995, expressed an unqualified opinion on those financial highlights.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities as of October 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Republic New York Tax-Free Money Market Fund as of October 31, 1998, the results of its operations for the year then ended and changes in its net assets for each of the years in the two-year period then ended and financial highlights for each of the years or periods in the three-year period ended October 31, 1998 in conformity with generally accepted accounting principles.

                                                         KPMG Peat Marwick LLP

Boston, Massachusetts
December 18, 1998

REPUBLIC
 NEW YORK TAX-FREE
MONEY MARKET
      FUND

INVESTMENT ADVISER AND CUSTODIAN
Republic National Bank of New York
452 Fifth Avenue
New York, NY 10018

ADMINISTRATOR, DISTRIBUTOR AND SPONSOR
BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, OH 43219
(614) 470-8000

TRANSFER AGENT
Investors Bank & Trust Company
200 Clarendon Street
16th Floor
Boston, MA 02116
(800) 782-8183

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
99 High Street
Boston, MA 02110

LEGAL COUNSEL
Dechert Price & Rhoads
1500 K Street, N.W.
Washington, D.C. 20005

REPUBLIC FAMILY OF FUNDS
CUSTOMER SERVICE:
Republic National Bank of New York
Republic Bank for Savings
452 Fifth Avenue
New York, NY 10018
(800) 522-5214

FOR NON-REPUBLIC CLIENTS:
Investors Bank & Trust Company
200 Clarendon Street
16th Floor
Boston, MA 02116
(800) 782-8183                    12/98